RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						3 Months Ended	5 Months Ended
		May 12, 2026	Mar. 31, 2026	Feb. 12, 2026	Aug. 20, 2025	Mar. 31, 2026	Dec. 31, 2025	Apr. 08, 2026	Apr. 07, 2026	Dec. 30, 2025
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services	[1]
Redeem public share percentage					100.00%
Working capital loans			$ 1,500,000			$ 1,500,000	$ 1,500,000
Conversion, per share			$ 10.00			$ 10.00	$ 10.00
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued						14,375,000	14,375,000
Sale of stock, number of shares issued in transaction						1,875,000	3,750,000
IPO [Member]
Related Party Transaction [Line Items]
Number of shares issued						12,500,000	12,500,000
Ordinary shares percentage					30.00%
Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued						262,500	262,500
Subsequent Event [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction		6,160,714
Increase in principal amount									$ 550,000
Aggregate of shares issued		6,160,715
Subsequent Event [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Restricted, shares				123,750
Subsequent Event [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Promissory note exchange, shares				55,000
Subsequent Event [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued in transaction		6,160,714
Shares outstanding		6,160,715
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued					12,321,429	12,321,429	12,321,429
Stock Issued During Period, Value, Issued for Services					$ 25,000
Borrowed amount			$ 498,079			$ 498,079	$ 307,760
Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeiture			803,572		803,572	1,607,143	1,607,143
Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares outstanding		803,572
Borrowed amount								$ 507,461.31
Related Party [Member]
Related Party Transaction [Line Items]
Increase in principal amount					$ 200,000					$ 350,000
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Increase in principal amount									$ 450,000

[1]	Includes an aggregate of 803,572 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.